Discontinued Operations (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 143	$ 225
Prepaid land lease payments	128	144
Property, plant and equipment	1,450	2,184
Other assets held for sale	76	162
Total assets held for sale	1,797	2,715
Accounts payable and accrued liabilities	217	699
Other liabilities held for sale	26	28
Total liabilities held for sale	$ 243	$ 727